Financial instruments and risk management - Narrative (Details) - forMetris Société par Actions Simplifiée (“forMetris”) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Oct. 30, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contingent consideration		$ 0	$ 2,630,000
Change in fair value of contingent consideration	$ 1,200,000
Extinguishment of the contingent consideration liability	$ 1,200,000